CONSOLIDATED STATEMENTS OF STOCKHOLDERS' (DEFICIT) EQUITY - USD ($)	Common Stock [Member]	Accumulated Deficit [Member]	Total
Beginning balance at Dec. 31, 2014	$ 1,626,968	$ (2,624,967)	$ (997,999)
Beginning balance, shares at Dec. 31, 2014	44,060,001
Shares issued for repurchase of warrant	$ 987,390		987,390
Shares issued for repurchase of warrant, shares	621,000
Cancellation of warrant	$ (218,788)		(218,788)
Cancellation of warrant, shares
Shares issued for services	$ 226,215		226,215
Shares issued for services, shares	307,500
Options issued to officers and directors for accrued wages			12,279
Warrants issued for services			47,880
Stock options issued for compensation	$ 417,663		417,663
Stock options issued for compensation, shares
Net loss		(2,883,362)	(2,883,362)
Ending balance at Dec. 31, 2015	$ 3,039,448	(5,508,329)	(2,468,881)
Ending balance, shares at Dec. 31, 2015	44,988,501
Options issued to officers and directors for accrued wages	$ 612,512
Options issued to officers and directors for accrued wages, shares
Warrants issued for services	$ 319,419		319,419
Stock options issued for compensation	$ 271,097		271,097
Stock options issued for compensation, shares	565,576
Shares issued for payables and accrued expenses	$ 223,484		223,484
Shares issued for payables and accrued expenses, shares	509,549
Conversion of note to Tangiers Investment Group	$ 473,966		473,966
Conversion of note to Tangiers Investment Group, shares	2,843,698
Conversion of notes to Slainte Ventures	$ 3,845,748		3,845,748
Conversion of notes to Slainte Ventures, shares	1,638,731
Share buy-back with exercise of put option	$ 100,000		100,000
Share buy-back with exercise of put option, shares	104,939
Net loss		(3,854,004)	(3,854,004)
Ending balance at Dec. 31, 2016	$ 8,885,674	$ (9,362,333)	(476,659)
Ending balance, shares at Dec. 31, 2016	50,650,994
Warrants issued for services			16,379
Net loss			(3,487,541)
Ending balance at Sep. 30, 2017			$ 5,154,515